14. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Details 2) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
2014	$ 683,101	$ 1,631,903
2015	2,455	3,332
2016		683
2017		0
2018		0
Total	$ 685,556	$ 1,635,918